Deferred income tax - Tax (charge)/credit recognized in income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ 140	$ (17)	$ 49
Deferred tax assets not recognized in respect of tax losses	62	45
Tax losses	373	235
Deferred tax assets not recognized in respect of capital losses	50	74
Capital losses	239	212
Tax losses
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(2)	(3)	(19)
Employee benefit obligations
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(21)	(13)	14
Depreciation timing differences
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(6)	(13)	(2)
Provisions
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(26)		(8)
Temporary differences associated with investments in subsidiaries	0
Other deferred tax assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(12)	(17)	21
Intangible assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	155	42	33
Accelerated depreciation and other fair value adjustments
Tax charges and credits
Tax (charge)/credit recognized in the income statement	29	(4)	19
Other deferred tax liabilities
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ 23	$ (9)	$ (9)